Summary of significant accounting policies and basis of preparation - Additional Information (Details)	12 Months Ended
Dec. 31, 2021
Disclosure Of Significant Accounting Policies [Line Items]
Vesting period	4 years
Contractual life	10 years
Minimum
Disclosure Of Significant Accounting Policies [Line Items]
Lease term	4 years
Maximum
Disclosure Of Significant Accounting Policies [Line Items]
Lease term	10 years